Supplemental Disclosures of Cash Flow Information	12 Months Ended
Feb. 28, 2013
Supplemental Disclosures of Cash Flow Information
Supplemental Disclosures of Cash Flow Information

13.       Supplemental Disclosures of Cash Flow Information

	Year Ended
	February	February	February
(In thousands)	28, 2013	29, 2012	28, 2011

Capital lease and other noncash obligations incurred	$2,185	$3,254	$11,038
Cash paid for interest, net of amounts capitalized	37,672	43,541	21,535
Cash paid for taxes	11	33	782